Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's geographic operations
Net revenues	$ 482,829	$ 402,617	$ 358,567
Long-lived assets	74,511	33,289	23,022
PRC
Company's geographic operations
Net revenues	479,341	398,743	355,585
Long-lived assets	74,112	32,690	22,346
International
Company's geographic operations
Net revenues	3,488	3,874	2,982
Long-lived assets	$ 399	$ 599	$ 676